Consolidated Statement of Comprehensive Income (Loss) Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								4 Months Ended		9 Months Ended		12 Months Ended
	Oct. 05, 2013	Dec. 29, 2012		Oct. 06, 2012	Jul. 14, 2012	Dec. 31, 2011	Oct. 08, 2011	Jul. 16, 2011	Apr. 21, 2012	Apr. 23, 2011	Oct. 05, 2013	Oct. 06, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Net sales	$ 572,454	$ 560,167		$ 538,431	$ 562,361	$ 540,113	$ 538,606	$ 559,514	$ 704,380	$ 717,259	$ 1,909,538	$ 1,805,172	$ 2,365,339	$ 2,355,492	$ 2,257,536
Cost of goods sold	(396,909)			(377,477)							(1,328,994)	(1,258,698)	(1,654,093)	(1,650,166)	(1,579,016)
Distribution costs	(12,144)			(11,091)							(38,424)	(36,369)	(46,663)	(44,189)	(44,829)
Gross profit	163,401	154,478		149,863	160,336	150,878	152,925	154,982	199,906	202,352	542,120	510,105	664,583	661,137	633,691
Operating expenses:
Wages, salaries and benefits	(78,513)			(72,334)							(263,345)	(246,689)	(320,626)	(317,738)	(310,800)
Selling and general expenses	(26,979)			(21,905)							(90,161)	(74,123)	(99,841)	(103,153)	(104,841)
Administrative expenses	(16,309)			(17,078)							(65,635)	(59,491)	(82,404)	(79,780)	(102,754)
Rent expense, net	(5,843)			(4,485)							(18,719)	(14,033)	(21,225)	(18,856)	(19,135)
Depreciation and amortization	(12,823)			(12,011)							(42,875)	(40,063)	(52,617)	(51,205)	(62,353)
Advertising	(3,831)			(3,601)							(15,280)	(14,365)	(19,314)	(18,789)	(23,175)
Impairment charges	(1,620)										(1,620)			(2,791)
Total operating expenses	(145,918)			(131,414)							(497,635)	(448,764)	(596,027)	(592,312)	(623,058)
Operating (loss) income	17,483	7,215		18,449	23,559	15,605	20,742	14,908	19,333	17,570	44,485	61,341	68,556	68,825	10,633
Bargain purchase															15,681
Loss on debt extinguishment													(31,205)		(1,041)
Interest expense, net	(17,245)			(13,406)							(52,959)	(45,427)	(58,893)	(61,698)	(61,231)
Equity (loss) income from subsidiaries
(Loss) income before income taxes	238			5,043							(8,474)	15,914	(21,542)	7,127	(35,958)
Income tax (expense) benefit	(378)	(347)		(339)	(352)	(305)	(305)	(318)	(370)	(367)	(1,183)	(1,061)	(1,408)	(1,295)	9,004
Net (loss) income	(140)	(37,803)	[1]	4,704	9,498	1,187	6,440	293	651	(2,088)	(9,657)	14,853	(22,950)	5,832	(26,954)
Change in post retirement benefit obligations													(2,309)	(925)	(471)
Other comprehensive income
Comprehensive (loss) income	(140)			4,704							(9,657)	14,853	(25,259)	4,907	(27,425)
Tops Holding II Corporation [Member]
Net sales
Cost of goods sold
Distribution costs
Gross profit
Operating expenses:
Wages, salaries and benefits
Selling and general expenses
Administrative expenses				(409)							(10,893)	(1,363)	(2,078)	(1,768)	(1,258)
Rent expense, net
Depreciation and amortization
Advertising
Impairment charges
Total operating expenses				(409)							(10,893)	(1,363)	(2,078)	(1,768)	(1,258)
Operating (loss) income				(409)							(10,893)	(1,363)	(2,078)	(1,768)	(1,258)
Bargain purchase
Loss on debt extinguishment
Interest expense, net	(3,307)										(5,708)
Equity (loss) income from subsidiaries	3,167			5,113							6,944	16,216	(20,872)	7,600	(25,696)
(Loss) income before income taxes	(140)			4,704							(9,657)	14,853	(22,950)	5,832	(26,954)
Income tax (expense) benefit
Net (loss) income	(140)			4,704							(9,657)	14,853	(22,950)	5,832	(26,954)
Change in post retirement benefit obligations													(2,309)	(925)	(471)
Other comprehensive income
Comprehensive (loss) income	(140)			4,704							(9,657)	14,853	(25,259)	4,907	(27,425)
Tops Holding LLC [Member]
Net sales
Cost of goods sold
Distribution costs
Gross profit
Operating expenses:
Wages, salaries and benefits
Selling and general expenses
Administrative expenses	(219)			(219)							(731)	(730)	(950)	(950)	(950)
Rent expense, net
Depreciation and amortization
Advertising
Impairment charges
Total operating expenses	(219)			(219)							(731)	(730)	(950)	(950)	(950)
Operating (loss) income	(219)			(219)							(731)	(730)	(950)	(950)	(950)
Bargain purchase
Loss on debt extinguishment
Interest expense, net
Equity (loss) income from subsidiaries	3,386			5,332							7,675	16,946	(19,922)	8,550	(23,994)
(Loss) income before income taxes	3,167			5,113							6,944	16,216	(20,872)	7,600	(24,944)
Income tax (expense) benefit															(752)
Net (loss) income	3,167			5,113							6,944	16,216	(20,872)	7,600	(25,696)
Change in post retirement benefit obligations													(2,309)	(925)	(471)
Other comprehensive income
Comprehensive (loss) income	3,167			5,113							6,944	16,216	(23,181)	6,675	(26,167)
Tops Markets, LLC [Member]
Net sales	440,270			404,355							1,469,913	1,365,591	1,795,842	1,774,927	1,704,977
Cost of goods sold	(309,056)			(288,206)							(1,036,550)	(967,521)	(1,274,836)	(1,260,068)	(1,208,582)
Distribution costs	(8,991)			(7,982)							(28,455)	(26,262)	(33,901)	(31,638)	(31,899)
Gross profit	122,223			108,167							404,908	371,808	487,105	483,221	464,496
Operating expenses:
Wages, salaries and benefits	(58,688)			(52,518)							(196,391)	(179,138)	(233,362)	(228,947)	(223,276)
Selling and general expenses	(20,392)			(16,937)							(68,410)	(55,722)	(74,275)	(73,186)	(71,629)
Administrative expenses	(12,000)			(12,256)							(40,392)	(43,038)	(60,499)	(57,080)	(81,425)
Rent expense, net	(3,700)			(2,467)							(11,676)	(7,254)	(12,350)	(9,707)	(9,493)
Depreciation and amortization	(10,043)			(8,914)							(33,478)	(29,811)	(39,197)	(38,812)	(55,005)
Advertising	(2,957)			(2,645)							(11,747)	(10,564)	(14,307)	(13,292)	(15,819)
Impairment charges	(1,620)										(1,620)
Total operating expenses	(109,400)			(95,737)							(363,714)	(325,527)	(433,990)	(421,024)	(456,647)
Operating (loss) income	12,823			12,430							41,194	46,281	53,115	62,197	7,849
Bargain purchase
Loss on debt extinguishment													(31,205)		(1,041)
Interest expense, net	(13,894)			(13,364)							(47,125)	(45,280)	(58,706)	(61,469)	(61,125)
Equity (loss) income from subsidiaries	2,921			3,989							8,933	10,271	11,042	5,507	18,631
(Loss) income before income taxes	1,850			3,055							3,002	11,272	(25,754)	6,235	(35,686)
Income tax (expense) benefit	1,536			2,277							4,673	5,674	5,832	2,315	11,692
Net (loss) income	3,386			5,332							7,675	16,946	(19,922)	8,550	(23,994)
Change in post retirement benefit obligations													(2,309)	(925)	(471)
Other comprehensive income
Comprehensive (loss) income	3,386			5,332							7,675	16,946	(22,231)	7,625	(24,465)
Guarantor Subsidiaries [Member]
Net sales	132,379			134,282							440,401	440,371	570,762	581,858	553,742
Cost of goods sold	(87,853)			(89,271)							(292,444)	(291,177)	(379,257)	(390,098)	(370,434)
Distribution costs	(3,153)			(3,109)							(9,969)	(10,107)	(12,762)	(12,551)	(12,930)
Gross profit	41,373			41,902							137,988	139,087	178,743	179,209	170,378
Operating expenses:
Wages, salaries and benefits	(19,825)			(19,816)							(66,954)	(67,551)	(87,264)	(88,791)	(87,524)
Selling and general expenses	(6,782)			(5,174)							(22,527)	(19,191)	(26,831)	(31,260)	(34,395)
Administrative expenses	(4,090)			(4,194)							(13,619)	(14,360)	(18,877)	(19,982)	(19,121)
Rent expense, net	(2,143)			(2,018)							(7,043)	(6,779)	(8,875)	(9,149)	(9,642)
Depreciation and amortization	(2,780)			(3,097)							(9,397)	(10,252)	(13,420)	(12,393)	(7,348)
Advertising	(874)			(956)							(3,533)	(3,801)	(5,007)	(5,497)	(7,356)
Impairment charges														(2,791)
Total operating expenses	(36,494)			(35,255)							(123,073)	(121,934)	(160,274)	(169,863)	(165,386)
Operating (loss) income	4,879			6,647							14,915	17,153	18,469	9,346	4,992
Bargain purchase															15,681
Loss on debt extinguishment
Interest expense, net	(44)			(42)							(126)	(147)	(187)	(229)	(106)
Equity (loss) income from subsidiaries
(Loss) income before income taxes	4,835			6,605							14,789	17,006	18,282	9,117	20,567
Income tax (expense) benefit	(1,914)			(2,616)							(5,856)	(6,735)	(7,240)	(3,610)	(1,936)
Net (loss) income	2,921			3,989							8,933	10,271	11,042	5,507	18,631
Change in post retirement benefit obligations
Other comprehensive income
Comprehensive (loss) income	2,921			3,989							8,933	10,271	11,042	5,507	18,631
Eliminations [Member]
Net sales	(195)			(206)							(776)	(790)	(1,265)	(1,293)	(1,183)
Cost of goods sold
Distribution costs
Gross profit	(195)			(206)							(776)	(790)	(1,265)	(1,293)	(1,183)
Operating expenses:
Wages, salaries and benefits
Selling and general expenses	195			206							776	790	1,265	1,293	1,183
Administrative expenses
Rent expense, net
Depreciation and amortization
Advertising
Impairment charges
Total operating expenses	195			206							776	790	1,265	1,293	1,183
Operating (loss) income
Bargain purchase
Loss on debt extinguishment
Interest expense, net
Equity (loss) income from subsidiaries	(9,474)			(14,434)							(23,552)	(43,433)	29,752	(21,657)	31,059
(Loss) income before income taxes	(9,474)			(14,434)							(23,552)	(43,433)	29,752	(21,657)	31,059
Income tax (expense) benefit
Net (loss) income	(9,474)			(14,434)							(23,552)	(43,433)	29,752	(21,657)	31,059
Change in post retirement benefit obligations													4,618	1,850	942
Other comprehensive income
Comprehensive (loss) income	$ (9,474)			$ (14,434)							$ (23,552)	$ (43,433)	$ 34,370	$ (19,807)	$ 32,001

[1]	The net loss for the 12-week period ended December 29, 2012 includes a $31.2 million loss on debt extinguishment related to the December 2012 financing transactions. See Note 9 for further discussion.